U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

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1. Name and address of issuer:

Franklin California Tax-Free Income Fund, Inc.
777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777

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2. Name of each series or class of funds for which this notice is filed:

Franklin California Tax-Free Income Fund, Inc. - Class I
Franklin California Tax-Free Income Fund, Inc. - Class II

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3. Investment Company Act File Number: 811-2790

   Securities Act File Number: 2-60470

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4. Last day of fiscal year for which this notice is filed: 3/31/97

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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                           [ ]

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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6): n/a

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 13,255,582

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: -0-

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9. Number and aggregate sale price of securities sold during the fiscal year:

   302,423,648 shares ($2,154,796,411)

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10. Number and aggregate sale price of securities sold during the fiscal year in in reliance upon registration pursuant to rule 24f-2:

    289,168,066 shares ($2,080,381,488)

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7): Not Applicable


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12. Calculation of registration fee:

    (i)  Aggregate sale price of securities sold
         during the fiscal year in reliance on
         rule 24f-2 (from Item 10):                        $2,080,381,488

    (ii) Aggregate price of shares issued in
         connection with dividend reinvestment
         plans (from Item 11, if applicable):             + n/a

    (iii)Aggregate price of shares redeemed or
         repurchased during the fiscal year (if
         applicable):                                     -$1,572,886,796

    (iv) Aggregate price of shares redeemed or
         repurchased and previously applied as
         a reduction to filing fees pursuant to
         rule 24e-2 (if applicable):                      + n/a

    (v)  Net aggregate price of securities sold
         and issued during the fiscal year in
         reliance on rule 24f-2 [line (i),
         plus line (ii), less line (iii),
         plus line (iv)] (if applicable):                 $507,494,692

    (vi) Multiplier prescribed by Section 6(b)
         of the Securities Act of 1933 or other
         applicable law or regulation
         (see Instruction C.6):                           x 1/3300

    (vii)Fee due [line (i) or line (v)
         multiplied by line (vii)]                        $ 153,786
                                                            -------


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     13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                           [x]
     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 5/16/97

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                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By (Signature and Title)

     /s/ Larry Greene
         Assistant Secretary

     Date: 5/16/97

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                            Bleakley Platt & Schmidt
                           One North Lexington Avenue
                                 P.O. Box 5056
                         White Plains, N.Y. 10602-5056
                                 (914) 949-2700


May 9, 1997


Franklin California Tax-Free Income Fund, Inc.
777 Mariners Island Boulevard
San Mateo, California 94404

Re:   FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
      RULE 24F-2 NOTICE

Dear Sirs:

            You have asked our opinion as to whether the shares of capital stock (the "Shares") of Franklin California Tax-Free Income Fund, Inc. (the "Fund") covered by the Rule 24f-2 Notice for the fiscal year ending March 31, 1997, filed pursuant to Section 24(f) of the Investment Company Act of 1940 pertaining to the Fund's Registration Statement on Form N-1, File No. 2-60470 of the Securities and Exchange Commission, in accordance with the Securities Act of 1933, as amended, were duly authorized and validly issued, fully paid and non-assessable.

            We have examined the originals or photostatic or certified copies of such records of the Fund, certificates of officers of the Fund and of public officials and other documents as we have deemed relevant and necessary as a basis for the opinions set forth in this letter. In such examination, we have assumed the genuineness of all signatures, the authenticity of all documents submitted as originals, the conformity to the original documents of all documents submitted to us as certified or photostatic copies and the authenticity of the originals of such latter documents.

            Among the documents examined were the Certificate of Incorporation of the Fund, its By-Laws and the Underwriting Agreement between the Fund and Franklin/Templeton Distributors, Inc. pursuant to which the Shares were issued and sold.

            Based upon our examination mentioned above, and relying upon the statements of the Fund contained in the documents that we have examined, we are of the opinion that the Shares were duly authorized and validly issued, fully paid and non-assessable.

            We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Rule 24f-2 Notice filed on behalf of the Fund.

Very truly yours,

/s/ Brian Lorenz
    Bleakley Platt & Schmidt